Share Capital (Equity Financing) (Details) $ / shares in Units, $ in Millions		2 Months Ended	3 Months Ended	12 Months Ended
	Feb. 09, 2017 USD ($) $ / shares shares	Mar. 08, 2019 USD ($) $ / shares shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares
Equity Financing [Line Items]
Equity financing (in shares) | shares	31,450,000
Share price (usd per share) | (per share)	$ 7.95		$ 6.44	$ 9.40
Gross proceeds from equity financing	$ 250.0
Transaction costs, equity financing	10.9
Repurchased and canceled (in shares) | shares		2,444,352
Repurchased and canceled		$ 10.0
Repurchased and canceled (usd per share) | $ / shares		$ 4.07
Equity Financing [Member]
Equity Financing [Line Items]
Deferred tax assets	$ 2.7